FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity reserve (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity Analysis For Derivative Financial Liabilities
Carrying value of financial liabilities included in other non-current liabilities	¥ 1,153,487	¥ 841,059
The Group
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	144,162,563	138,495,265
The Group | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	14,547,539	4,401,097
The Group | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	38,835,887	46,140,740
The Group | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	16,785,840	10,185,840
The Group | Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,300,000	500,000
The Group | Gold leasing arrangement
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,921,860	1,607,905
The Group | Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	21,238,166	39,348,100
The Group | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,443,169	12,547,869
The Group | Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	805	1,766
The Group | Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	10,288,657	8,890,176
The Group | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,215,885	862,508
The Group | Trade and notes payables
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,584,755	14,009,264
The Group | Within 1 Year
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	70,359,788	75,509,232
The Group | Within 1 Year | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,729,933	2,518,653
The Group | Within 1 Year | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,339,687	3,384,400
The Group | Within 1 Year | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities		400,000
The Group | Within 1 Year | Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,300,000	500,000
The Group | Within 1 Year | Gold leasing arrangement
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,921,860	1,607,905
The Group | Within 1 Year | Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	21,238,166	39,348,100
The Group | Within 1 Year | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,955,925	4,848,968
The Group | Within 1 Year | Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	805	1,766
The Group | Within 1 Year | Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	10,288,657	8,890,176
The Group | Within 1 Year | Trade and notes payables
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,584,755	14,009,264
The Group | 1 to 2 Years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	18,383,640	11,251,093
The Group | 1 to 2 Years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,106,701	1,161,490
The Group | 1 to 2 Years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	7,525,775	7,377,956
The Group | 1 to 2 Years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	7,285,840
The Group | 1 to 2 Years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,289,092	2,602,751
The Group | 1 to 2 Years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	176,232	108,896
The Group | 2 to 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	24,394,907	31,617,861
The Group | 2 to 5 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,333,762	707,716
The Group | 2 to 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,159,028	16,593,587
The Group | 2 to 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,500,000	9,785,840
The Group | 2 to 5 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,220,111	4,197,364
The Group | 2 to 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	182,006	333,354
The Group | Over 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	31,024,228	20,117,079
The Group | Over 5 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	10,377,143	13,238
The Group | Over 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	18,811,397	18,784,797
The Group | Over 5 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	978,041	898,786
The Group | Over 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 857,647	¥ 420,258